Discontinued Operations, Contractual Maturities of Investments in Fixed Maturity Securities (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Amortized Cost [Abstract]
Due in one year or less	$ 3,695	$ 748
Due after one year through five years	12,600	13,719
Due after five years through ten years	1,488	9,027
Due after ten years	0	347
Mortgage and asset-backed securities	3,645	8,633
Amortized cost	21,428	32,474
Fair Value [Abstract]
Due in one year or less	3,698	745
Due after one year through five years	12,720	13,600
Due after five years through ten years	1,553	8,917
Due after ten years	0	347
Mortgage and asset-backed securities	3,709	8,523
Fair value	$ 21,680	$ 32,132